CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Cash and due from financial institutions	$ 1,244	$ 1,002
Interest-bearing demand deposits	4,491	4,047
Cash and cash equivalents	5,735	5,049
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale, Carrying Value	189	203
Securities held-to-maturity, at amortized cost- approximate fair value of $5,144 and $7,257 at June 30, 2012 and 2011, respectively	4,756	6,810
Loans held for sale	481	0
Loans, net of allowance of $875 and $764 at June 30, 2012 and 2011, respectively	182,473	182,796
Real estate owned, net	2,445	4,304
Premises and equipment, net	2,644	2,667
Federal Home Loan Bank stock, at cost	5,641	5,641
Accrued interest receivable, Carrying Value	497	538
Bank-owned life insurance	2,697	2,607
Goodwill	14,507	14,507
Other intangible assets	0	87
Prepaid FDIC assessments	246	361
Prepaid federal income taxes	30	22
Prepaid expenses and other assets	508	443
Total assets	222,949	226,135
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	134,552	139,940
Federal Home Loan Bank advances	27,065	25,261
Advances by borrowers for taxes and insurance	487	471
Accrued interest payable	64	91
Deferred federal income taxes	774	1,021
Deferred revenue	648	0
Other liabilities	506	654
Total liabilities	164,096	167,438
Commitments and contingencies	0	0
Shareholders' equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding	0	0
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	36,870	36,907
Retained earnings	31,971	31,860
Unearned employee stock ownership plan (ESOP)	(1,772)	(1,989)
Treasury shares at cost, 826,375 and 811,375 common shares at June 30, 2012 and 2011, respectively	(8,305)	(8,170)
Accumulated other comprehensive income	3	3
Total shareholders' equity	58,853	58,697
Total liabilities and shareholders' equity	$ 222,949	$ 226,135